FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

	Balance Sheet Location	Total	Fair Value Measurements at December 31, 2022 Using
			Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$678	$678	—	—
Private equities	Other assets	$1,000	—	—	$1,000

	Balance Sheet Location	Total	Fair Value Measurements at December 31, 2021 Using
			Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$1,790	$1,790	—	—
Private equities	Other assets	$1,000	—	—	$1,000
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$5	—	$5	—